COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	Apr. 07, 2024 USD ($)
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to litigation settlement	$ 9,250